Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,134		$ 5,612	$ 4,203
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	84		104	161
Deferred income taxes, net	(2)		63	146
Accrued severance pay	113		(145)	(123)
Foreign currency exchange rate loss from marketable securities	0		0	128
Unrealized loss from marketable securities, net	78		30	23
Employees share-based compensation	224		182	136
Gain on disposal of subsidiary	0		(893)	0
Realized loss (gain) on sale of marketable securities	(32)		25	(44)
Decrease (increase) in accounts receivable:
Trade	(750)		(141)	1,145
Other	350		(680)	37
Decrease (increase) in prepaid expenses and deferred cost of revenues	138		(28)	(9)
Decrease in inventories	0		1	4
Increase (decrease) in accounts payable and accruals:
Trade	34		62	(186)
Other	664		(396)	(1,031)
Increase (decrease) in deferred revenues	(1,569)		(1,050)	654
Net cash provided by operating activities	4,466		2,746	5,244
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales (investment in) of marketable securities, net	1,846		(798)	1,074
Purchase of property and equipment	(46)		(71)	(68)
Severance pay funds	(105)		93	82
Investment in short-term bank deposits	(2,612)		(1,170)	(3,535)
Proceeds from sale of subsidiary	0		1,169	0
Net cash used in investing activities	(917)		(777)	(2,447)
CASH FLOWS FROM FINANCING ACTIVITIES:
Employee stock options exercised and paid	39		53	85
Dividend paid	(5,799)		(6,173)	(5,192)
Net cash used in financing activities	(5,760)		(6,120)	(5,107)
DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(2,211)		(4,151)	(2,310)
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	5,014		9,165	11,475
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	2,803	[1]	5,014	9,165
SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH ACTIVITIES:
Taxes paid (refunded)	$ (19)		$ 935	$ 841

[1]	Total cash and cash equivalents of $2,739 and restricted cash of $64 that included in other receivables.